Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	$ 418,060	¥ 2,664,132	$ 245,387	¥ 1,563,755	¥ 2,085,234	¥ 1,148,292
Prepaid expenses and other current assets	147,687	941,150		1,004,845	1,324,924
Total current assets	2,613,588	16,655,364		16,418,182
Non-current assets
Long‑term investments	73,606	469,064		521,802	511,605
Other assets	129,756	826,883		462,285	¥ 454,421
Total non-current assets	685,878	4,370,830		3,926,983
TOTAL ASSETS	3,299,466	21,026,194		20,345,165
Current liabilities
Accrued interest payable	3,900	24,851		36,484
Accrued expenses and other current liabilities	607,861	3,873,657		2,926,347
Total current liabilities	1,598,581	10,187,120		12,019,673
Non-current liabilities
Convertible notes	295,435	1,882,689		1,920,227
Total non-current liabilities	434,871	2,771,265		2,794,754
TOTAL LIABILITIES	2,033,452	12,958,385		14,814,427
Commitments and contingencies (Note 21)
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	458,054	2,918,993		2,724,006
Accumulated other comprehensive income	1,769	11,273		3,308
Retained earnings	658,411	4,195,791		2,113,956
Total equity attributable to owners of the company	1,259,708	8,027,616		5,490,738
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	3,299,466	21,026,194		20,345,165
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares	28	180		176
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares	9	57		58
Parent
Current assets
Cash and cash equivalents	290	1,845		846
Amounts due from subsidiaries	55,588	354,241		371,814
Prepaid expenses and other current assets	4,461	28,427		6,272
Total current assets	60,339	384,513		378,932
Non-current assets
Investments in subsidiaries, the VIEs and the VIEs' subsidiaries	1,500,754	9,563,708		7,004,849
Long‑term investments				68,151
Other assets	34	215
Total non-current assets	1,500,788	9,563,923		7,073,000
TOTAL ASSETS	1,561,127	9,948,436		7,451,932
Current liabilities
Amounts due to subsidiaries, the VIEs and the VIEs' subsidiaries	2,807	17,887		18,264
Accrued interest payable	1,371	8,735		9,233
Accrued expenses and other current liabilities	1,806	11,509		13,470
Total current liabilities	5,984	38,131		40,967
Non-current liabilities
Convertible notes	295,435	1,882,689		1,920,227
Total non-current liabilities	295,435	1,882,689		1,920,227
TOTAL LIABILITIES	301,419	1,920,820		1,961,194
Commitments and contingencies (Note 21)
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	458,054	2,918,993		2,724,006
Accumulated other comprehensive income	1,769	11,273		3,308
Retained earnings	799,848	5,097,113		2,763,190
Total equity attributable to owners of the company	1,259,708	8,027,616		5,490,738
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,561,127	9,948,436		7,451,932
Parent | Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares	28	180		176
Parent | Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares	$ 9	¥ 57		¥ 58